Consolidated Statements of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Consolidated Statements of Earnings [Abstract]
Net sales	$ 72,217	$ 71,633	$ 72,184
Cost of sales	51,098	51,291	51,692
Gross Profit	21,119	20,342	20,492
Selling, general and administrative expenses	17,543	16,878	16,561
Equity earnings in Alliance Boots	344	0	0
Gain on sale of business	20	0	434
Operating Income	3,940	3,464	4,365
Interest expense, net	(165)	(88)	(71)
Other Income	120	0	0
Earnings Before Income Tax Provision	3,895	3,376	4,294
Income tax provision	1,445	1,249	1,580
Net Earnings	2,450	2,127	2,714
Other comprehensive income (loss), net of tax:
Change in postretirement liability	(5)	52	40
Share of other comprehensive income of Alliance Boots	(59)	0	0
Unrecognized gain on available-for-sale investments	1	0	0
Cumulative translation adjustments	(103)	0	0
Comprehensive Income	$ 2,284	$ 2,179	$ 2,754
Net earnings per common share - basic	$ 2.59	$ 2.43	$ 2.97
Net earnings per common share - diluted	$ 2.56	$ 2.42	$ 2.94
Average shares outstanding	946.0	874.7	915.1
Dilutive effect of stock options	9.2	5.4	9.4
Average diluted shares	955.2	880.1	924.5